Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 475,172	$ 371,716	$ 309,591